Contingencies and Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
Note 34 Contingencies and Commitments

Operating lease agreements

The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that can not be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2017
ThCh$
Within 1 year	76,034,131
Between 1 and 5 years	114,491,827
Over 5 years	58,866,710
Total	249,392,668

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of December 31, 2017 is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	161,359,622	15,331,741
Between 1 and 5 years	339,156,393	14,983,613
Over 5 years	37,054,453	95,823
Total	537,570,468	30,411,177

Capital investment commitments

As of December 31, 2017, the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$ 46,613,721.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries, including all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000. Those losses contingencies for which an estimate cannot be made have been also considered.

Trials and claim

Subsidiary	Court	Number	Description	Status	Estimated accrued loss contingency
Viña Tarapacá Ex Zavala, Viña Misiones de Rengo S.A.	14th Civil Court of Santiago	28869-2007	Breach of contract.	Appeal of first instance verdict.	ThCh$	50,000
Comercial CCU S.A.	Labour Court of Osorno	O-88-2017	Labor trial for layoff.	Appeal of first instance verdict.	ThCh$	52,275
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	32,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Intempestive breach of distribution contract	Execution is pending.	US$	74,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Execution is pending.	US$	41,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	53,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	56,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	56,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	42,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	42,000
Compañía Industrial Cervecera S.A. (CICSA)	Court of first instance in Argentina	-	Labor trial for layoff.	Pleading phase.	US$	59,000
Compañía Industrial Cervecera S.A. (CICSA)	-	-	City Council´s Administrative Claim related to advertising and publicity fees.	The process is in pre-trial administrative phase.	US$	484,000

Subsidiary	Court	Number	Description	Status	Estimated accrued loss contingency
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	64,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	91,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	87,000
Saenz Briones & Cía. S.A.I.C.	Court of first instance in Argentina	-	Labor trial for layoff.	On evidentiary phase.	US$	55,000

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$ 1,300,695 and ThCh$ 1,248,243, as of December 31, 2017 and 2016, respectively (See Note 23).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant passive or taxes in claim different to mentioned in Note 24.

Guarantees

As of December 31, 2017, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:

The loan obtained by the subsidiary CICSA in Argentina, as described in Note 21, is guaranteed by CCU S.A. through a stand- by unrestricted issued by Banco del Estado de Chile:

Institution	Amount		Due date
Banco de la Nación Argentina S.A.	US$	7,000,000	December 31, 2018

The subsidiary Finca La Celia S.A. maintains financial debt with local banks in Argentina, guaranteed by VSPT through stand-by letters issued by Banco del Estado de Chile and they are within the financing policy framework approved by VSPT Board of Directors, according to the following detail:

Institution	Amount		Due date
Banco Santander Río	US$	1,100,000	February 20, 2018
Banco BBVA Francés	US$	1,500,000	June 30, 2018
Banco San Juan	US$	1,200,000	June 30, 2018
Banco Patagonia	US$	1,600,000	June 30, 2018
Banco Patagonia	US$	1,600,000	July 7, 2021